Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Jun. 30, 2025
Right-of-use assets and operating lease liabilities [Abstract]
Right-of-use assets and operating lease liabilities

Note 6. Right-of-use assets and operating lease liabilities

The Company has leases for the office premise and warehouse in Hong Kong expiring on various dates through April 2026, which are classified as operating leases. All cash payments of operating lease cost are classified within operating activities in the consolidated statements of cash flows. For the years ended June 30, 2025, 2024 and 2023, lease expense included in the Company’s general administrative expenses was $70,410, $43,195 and $59,163, respectively.

The carrying amounts of right-of-use assets are as below:

	As of June 30,
	2025	2024
Office premise and warehouse	$139,732	$140,479
Less: Accumulated lease expense	(97,648)	(27,931)
ROU assets, net	$42,084	$112,548

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of June 30, 2025
Within 1 year	$43,338
Total operating lease payments	$43,338
Less: imputed interest	(508)
Total operating lease obligation	$42,830
Less: current portion of operating lease liabilities	(42,830)
Long-term operating lease liabilities	$—

Other information:

	For the years ended June 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$77,394	$40,975	$60,859
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$115,838	$324,917
Remaining lease term for operating leases (years)	0.83	1.83	2.66
Weighted average discount rate for operating leases	3.61%	3.43%	3.29%